Financial Instruments and Fair Value Measurements - Consolidated Balance Sheets (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments Not Designated as Hedging Instruments [Abstract]
Interest rate swaps, assets	$ 996	$ 0
Interest rate swaps, liabilities	148,940	202,450
Total derivatives assets	996	0
Total derivatives liabilities	148,940	202,450
Financial Instruments Current Assets [Member]
Derivative Instruments Not Designated as Hedging Instruments [Abstract]
Interest rate swaps, assets	0	0
Financial Instruments Non Current Assets [Member]
Derivative Instruments Not Designated as Hedging Instruments [Abstract]
Interest rate swaps, assets	996	0
Financial Instruments Current Liabilities [Member]
Derivative Instruments Not Designated as Hedging Instruments [Abstract]
Interest rate swaps, liabilities	85,844	100,104
Financial Instruments Non Current Liabilities [Member]
Derivative Instruments Not Designated as Hedging Instruments [Abstract]
Interest rate swaps, liabilities	$ 63,096	$ 102,346